Cover	12 Months Ended
Sep. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment No. 1”) amends the annual report on Form 20-F of Alpha Technology Group Ltd (the “Company” or “we”) for the year ended September 30, 2024 (the “2024 Form 20-F”), filed on January 27, 2025, with the Securities and Exchange Commission (the “SEC”).This Amendment No. 1 restates certain disclosures of the 2024 Form 20-F in response to a comment letter to the Company from the staff of the SEC dated March 19, 2025 and is being filed solely to make the following modifications or updates:
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Alpha Technology Group Ltd
Entity Central Index Key	0001967621
Entity File Number	001-41847
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Unit No.08 on the 25th Floor of Nanyang Plaza
Entity Address, Address Line Two	No. 57 Hung To Road
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ATGL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	15,262,500
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mr. Anthony Tsang
Contact Personnel Email Address	anthony8668@gmail.com
Entity Address, Address Line One	Unit No.08 on the 25th Floor of Nanyang Plaza
Entity Address, Address Line Two	No. 57 Hung To Road
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+ 852
Local Phone Number	6028 9378